Contingent consideration payable - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Contingent And Deferred Consideration Payable [Line Items]
Contingent Consideration Paid	$ 8,597
Contingent consideration payable - non-current	$ 325	$ 6,878